Net Income per Share of Common Stock attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Outstanding Shares of Potentially Dilutive Securities Excluded From Computation of Diluted Net Income Per Share of Common Stock

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income per share of common stock for the periods presented, because including them would have been anti-dilutive:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2012	2011	2012	2011

Convertible preferred stock	—	15,221,571	—	15,221,571
Options to purchase common stock	2,562	167,314	2,562	167,314
Restricted stock units	—	—	6,256	—
Convertible preferred stock warrant	—	—	—	80,560

Total	2,562	15,388,885	8,818	15,469,445

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net income per share of common stock for the periods presented, because including them would have been anti-dilutive:

	Fiscal Year Ended March 31,
	2012	2011	2010
Convertible preferred stock (on an as-if converted basis)	15,221,571	15,221,571	15,221,571
Options to purchase common stock	379,304	—	143,757
Restricted stock units and performance share units	65,899	—	—
Convertible preferred stock warrant	80,560	—	—

Total	15,747,334	15,221,571	15,365,328

Reconciliation of Numerator and Denominator Used in Calculation of Basic and Diluted Net Income Per Share Attributable to Common Stockholders

A reconciliation of the basic and diluted net income per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2012	2011	2012	2011

Net income per share:

Net income	$1,401	$2,232	$7,317	$7,660
Less: Dividends paid to convertible preferred stockholders	—	11,667	—	13,141

Less: Undistributed loss attributable to convertible preferred stockholders	—	(9,504)	—	(5,714)

Net income attributable to common stockholders – basic and diluted	$1,401	$69	$7,317	$233

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders – basic	17,249,536	471,554	17,085,833	467,206
Potential dilutive options	523,881	522,370	609,222	521,709
Potential dilutive convertible preferred stock warrant	—	43,733	—	—
Potential dilutive restricted stock units	8,303	—	7,166	—

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders – diluted	17,781,720	1,037,657	17,702,221	988,915

Net income per share attributable to common stockholders
– Basic	$0.08	$0.15	$0.43	$0.50

– Diluted	$0.08	$0.07	$0.41	$0.24

A reconciliation of the numerator and denominator used in the calculation of the basic and diluted net income per share attributable to common stockholders is as follows (in thousands except share and per share amounts):

	Fiscal Year Ended March 31,
	2012	2011	2010
Net income per share:
Numerator
Net income	$9,589	$20,155	$6,023
Less: Dividends paid to convertible preferred stockholders	13,141	12,159	3,378
Undistributed income (loss) attributable to convertible preferred stockholders	(3,842)	7,400	2,468

Net income attributable to common stockholders—basic and diluted	$290	$596	$177

Denominator
Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—basic	469,089	461,884	461,248
Potential dilutive options, as calculated using treasury stock method	641,999	703,561	422,179
Potential dilutive warrants, as calculated using treasury stock method	—	35,680	16,112

Weighted average shares of common stock outstanding used in computing net income attributable to common stockholders—diluted	1,111,088	1,201,125	899,539

Net income per share attributable to common stockholders
—Basic	$0.62	$1.29	$0.38

—Diluted	$0.26	$0.50	$0.20